Customers’ Refundable Fees - Schedule of Customers' Refundable Fees (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Customers' Refundable Fees [Abstract]
Balance at the beginning of the period	¥ 18,163	¥ 15,879
Cash received from customers	5,228	16,162
Cash refunded to customers	(1,058)	(446)
Revenue recognized	(4,653)	(10,485)
Balance at the end of the period	¥ 17,680	¥ 21,110